Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions By Related Party [Table Text Block]	The following table summarizes the affiliate revenues on our consolidated statements of operations:

	Years Ended December 31,
	2014	2013	2012
Affiliated revenues	$965	$1,442	$188

Related Party Balances For Period Presented [Table Text Block]
The following table summarizes the related company balances on our consolidated balance sheets:

	December 31,
	2014	2013
Accounts receivable from related companies:
ETE	$11	$18
Dakota Access Pipeline	68	—
PES	6	7
FGT	9	29
ET Crude Oil	10	24
Lake Charles LNG	3	—
Other	32	39
Total accounts receivable from related companies:	$139	$117

Accounts payable to related companies:
ETE	$—	$10
FGT	2	8
Lake Charles LNG	2	—
Other	21	7
Total accounts payable to related companies:	$25	$25